Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Jan. 01, 2011	$ 4,372	$ 33	$ 156	$ 4,099	$ 84	$ 0
Balance, shares at Jan. 01, 2011		329,018,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	826			826		0
Other comprehensive income (loss)	(68)				(68)	0
Cash dividends declared	(272)			(272)
Repurchases of commmon stock, shares		(18,314,774)
Repurchases of common stock, value	(775)	(2)	(504)	(269)
Stock-based compensation	76		76
Common stock issued under stock plans and other, net - shares		8,912,573
Common stock issued under stock plans and other, net - value	303	1	302
Tax benefit (shortfall) from stock plans	13		13
Balance at Dec. 31, 2011	4,475	32	43	4,384	16	0
Balance, shares at Dec. 31, 2011		319,615,965
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	752			752		0
Other comprehensive income (loss)	30				30	0
Cash dividends declared	(284)			(284)
Repurchases of commmon stock, shares		(27,670,874)
Repurchases of common stock, value	(1,058)	(3)	(221)	(834)
Stock-based compensation	69		69
Common stock issued under stock plans and other, net - shares		3,703,236
Common stock issued under stock plans and other, net - value	119	1	118
Tax benefit (shortfall) from stock plans	(9)		(9)
Balance at Dec. 29, 2012	4,094	30	0	4,018	46	0
Balance, shares at Dec. 29, 2012	295,648,327	295,648,327
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	692			723		(31)
Other comprehensive income (loss)	0					0
Cash dividends declared	(286)			(286)
Repurchases of commmon stock, shares		(18,385,436)
Repurchases of common stock, value	(808)	(2)	(287)	(519)
Stock-based compensation	65		65
Common stock issued under stock plans and other, net - shares		11,854,461
Common stock issued under stock plans and other, net - value	443	1	442
Additions in noncontrolling ownership interests	204					204
Balance at Dec. 28, 2013	$ 4,404	$ 29	$ 220	$ 3,936	$ 46	$ 173
Balance, shares at Dec. 28, 2013	289,117,352	289,117,352